Related party transactions - Year end balances with related parties (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related party transactions
Due from related parties	¥ 310,123	¥ 353,711	¥ 497,274
Due to related parties	142,227	415,238	331,373
Alibaba Group
Related party transactions
Due from related parties	0
Alibaba Group and Tencent Group
Related party transactions
Due from related parties	72,409	93,668	81,496
Due to related parties	110,072	236,156	263,646
Others
Related party transactions
Due from related parties	237,714	260,043	415,778
Due to related parties	32,155	179,082	67,727
Investees
Related party transactions
Due from related parties	¥ 63,480	¥ 200,312	¥ 314,573